Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 19, 2021	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Unrecognzed tax benefits				$ 0
Accrued interest and penalties				$ 0
Loan amount			$ 295,000
Repayment of related party debt	$ 180	$ 295,000	$ 295,179
Term of restricted investments		185 days	185 days	185 days
Provision for working capital needs			$ 701,250	$ 701,250
Warrant [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share			21,118,750
Class A Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding			90,398,136
Provision for working capital needs			$ 701,250
Interest income on investments held in the trust account			9,000
Class B Ordinary Shares
Accounting Policies [Line Items]
Shares subject to forfeiture				3,187,500
IPO [Member]
Accounting Policies [Line Items]
Offering costs expensed			$ 1,100,000
IPO [Member] | Public Warrants [Member]
Accounting Policies [Line Items]
Class of warrant or right issued during the period			12,218,750
IPO [Member] | Private Placement Warrants [Member]
Accounting Policies [Line Items]
Class of warrant or right issued during the period			8,900,000
Minimum [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation			$ 250,000
Liquidity [Member]
Accounting Policies [Line Items]
Amount held at bank			758,000
Working capital amount			1,800,000
Proceeds from capital contribution			$ 25,000